Stock Awards (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Options Outstanding
Number of Shares Outstanding (in shares)	1,621,755	1,597,354
Weighted-Average Remaining Contractual Life	7 years 8 months 12 days	7 years 7 months 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 5.03	$ 4.19
Options Exercisable
Number of Shares Exercisable (in shares)	825,490	870,671
Weighted-Average Exercise Price (in dollars per share)	$ 3.10	$ 2.70
Additional disclosure
Aggregate intrinsic value of options outstanding	$ 21.2	$ 10.5	$ 5.4
Aggregate intrinsic value of options exercisable	$ 12.4	$ 7.0	$ 3.9
$0.55 - 0.65
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 0.55	$ 0.55
Exercise price, high end of range (in dollars per share)	$ 0.65	$ 0.65
Options Outstanding
Number of Shares Outstanding (in shares)	84,982	100,332
Weighted-Average Remaining Contractual Life	2 years 10 months 17 days	3 years 1 month 28 days
Weighted-Average Exercise Price (in dollars per share)	$ 0.60	$ 0.60
Options Exercisable
Number of Shares Exercisable (in shares)	84,982	100,334
Weighted-Average Exercise Price (in dollars per share)	$ 0.60	$ 0.60
0.78 - 0.98
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 0.78	$ 0.78
Exercise price, high end of range (in dollars per share)	$ 0.98	$ 0.98
Options Outstanding
Number of Shares Outstanding (in shares)	291,513	352,599
Weighted-Average Remaining Contractual Life	5 years 7 months 2 days	5 years 10 months 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 0.84	$ 0.83
Options Exercisable
Number of Shares Exercisable (in shares)	288,550	346,976
Weighted-Average Exercise Price (in dollars per share)	$ 0.84	$ 0.83
1.65 - 2.23
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 1.65	$ 1.65
Exercise price, high end of range (in dollars per share)	$ 2.23	$ 2.23
Options Outstanding
Number of Shares Outstanding (in shares)	149,274	178,643
Weighted-Average Remaining Contractual Life	7 years 5 months 5 days	7 years 8 months 5 days
Weighted-Average Exercise Price (in dollars per share)	$ 1.99	$ 2.00
Options Exercisable
Number of Shares Exercisable (in shares)	92,397	103,823
Weighted-Average Exercise Price (in dollars per share)	$ 1.97	$ 1.95
5.48
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 5.48	$ 5.48
Exercise price, high end of range (in dollars per share)	$ 5.48	$ 5.48
Options Outstanding
Number of Shares Outstanding (in shares)	635,926	660,462
Weighted-Average Remaining Contractual Life	8 years 3 months 4 days	8 years 6 months
Weighted-Average Exercise Price (in dollars per share)	$ 5.48	$ 5.48
Options Exercisable
Number of Shares Exercisable (in shares)	276,312	258,148
Weighted-Average Exercise Price (in dollars per share)	$ 5.48	$ 5.48
5.93 - 6.23
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 5.93	$ 5.93
Exercise price, high end of range (in dollars per share)	$ 6.23	$ 6.23
Options Outstanding
Number of Shares Outstanding (in shares)	161,718	167,289
Weighted-Average Remaining Contractual Life	8 years 7 months 10 days	8 years 10 months 10 days
Weighted-Average Exercise Price (in dollars per share)	$ 5.98	$ 5.98
Options Exercisable
Number of Shares Exercisable (in shares)	64,689	53,553
Weighted-Average Exercise Price (in dollars per share)	$ 5.97	$ 5.95
8.83 - 10.45
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 8.83	$ 8.83
Exercise price, high end of range (in dollars per share)	$ 10.45	$ 10.45
Options Outstanding
Number of Shares Outstanding (in shares)	82,981	88,390
Weighted-Average Remaining Contractual Life	9 years 1 month 24 days	8 years 4 months 20 days
Weighted-Average Exercise Price (in dollars per share)	$ 9.41	$ 9.38
Options Exercisable
Number of Shares Exercisable (in shares)	12,080	7,562
Weighted-Average Exercise Price (in dollars per share)	$ 9.10	$ 9.13
10.78
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 10.78	$ 10.78
Exercise price, high end of range (in dollars per share)	$ 10.78	$ 10.78
Options Outstanding
Number of Shares Outstanding (in shares)	215,361	49,639
Weighted-Average Remaining Contractual Life	9 years 9 months 7 days	8 years 9 months 14 days
Weighted-Average Exercise Price (in dollars per share)	$ 10.78	$ 10.78
Options Exercisable
Number of Shares Exercisable (in shares)	6,480	275
Weighted-Average Exercise Price (in dollars per share)	$ 10.78	$ 10.78